Noncontrolling Interest (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012		Dec. 31, 2011
Noncontrolling Interest [Line Items]
Beginning Balance	$ 4,207	$ 2,449
Injection/Purchase of noncontrolling interest	(163)	240
Net income	706	1,518		1,572
Ending Balance	5,281	4,207		2,449
Foreign currency translation adjustment	253
Noncontrolling Interest
Noncontrolling Interest [Line Items]
Injection/Purchase of noncontrolling interest	115	240	[1]
Beijing Vizeum Advertising Co., Ltd.
Noncontrolling Interest [Line Items]
Beginning Balance	4,135	2,449
Net income	975	1,686
Ending Balance	5,360	4,135
Foreign currency translation adjustment	250
Beijing Guozhi Travel & Culture Co., Ltd.
Noncontrolling Interest [Line Items]
Beginning Balance	72
Net income	(269)	(168)
Ending Balance	(79)	72
Foreign currency translation adjustment	3
Beijing Guozhi Travel & Culture Co., Ltd. | Noncontrolling Interest
Noncontrolling Interest [Line Items]
Injection/Purchase of noncontrolling interest	$ 115	$ 240	[1]

[1]	On September 14, 2012, Beijing Guozhi was established with a 70% interest held by Charm Media for the purpose of expanding its tourism advertising businesses. The remaining 30% interest held by other shareholders was recorded as noncontrolling interest in the consolidated financial statements. In September 2013, the Group purchased additional 20% equity interest of Beijing Guozhi from its noncontrolling interest holder, Beijing Davost, with cash of US$163, which was accounted for as an equity transaction with no gain or loss recognized. As of December 31, 2013, the Group held 90% of the equity interest of Beijing Guozhi.